Intangible assets (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets

	Iminosugar related programs acquired £000	Utrophin program acquired £000	Bacterial genetics-based platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000		Total £000
Cost
At February 1, 2017	1,380	3,321	—	—	204		4,905
Acquisition of subsidiary (Note 27)	—	—	10,670	668	—		11,338
Additions	—	—	—	—	119		119
Disposals	(1,380)	—	—	—	(58)		(1,438)
At January 31, 2018	—	3,321	10,670	668	265	—	14,924
Accumulated amortization
At February 1, 2017	(1,380)	—	—	—	(55)	—	(1,435)
Charge for the year	—	—	(79)	(4)	(23)		(106)
Disposals	1,380	—	—	—	22		1,402
At January 31, 2018	—	—	(79)	(4)	(56)	—	(139)
Net book amount
At February 1, 2017	—	3,321	—	—	149		3,470
At January 31, 2018	—	3,321	10,591	664	209		14,785

	Iminosugar related programs acquired £000	Utrophin program acquired £000	Bacterial genetics-based platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000		Total £000
Cost
At February 1, 2016	1,380	3,321	—	—	197		4,898
Additions	—	—	—	—	7		7
At January 31, 2017	1,380	3,321	—	—	204		4,905
Accumulated amortization
At February 1, 2016	(1,380)	—	—	—	(45)		(1,425)
Charge for the year	—	—	—	—	(10)		(10)
At January 31, 2017	(1,380)	—	—	—	(55)		(1,435)
Net book amount
At February 1, 2016	—	3,321	—	—	152		3,473
At January 31, 2017	—	3,321	—	—	149		3,470